Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2014	June 30, 2015
6.5% Drill Rigs Senior Secured Notes	800,000	-
7.25% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities - Drybulk Segment	685,410	615,954
Secured Credit Facilities - Tanker Segment	277,913	264,880
Secured Bridge Credit Facility	200,000	135,000
$1.9 billion Secured Term Loan B Facility - Drilling Segment	1,876,250	-
$1.3 billion Senior Secured Term Loan B Facility - Drilling Segment	1,296,750	-
Less: Deferred financing costs	(118,710)	(14,060)
Total debt	5,517,613	1,001,774
Less: Current portion	(1,165,021)	(1,001,774)
Long-term portion	$4,352,592	$-

Principal payments
June 30, 2016	$1,015,834
Total principal payments	1,015,834
Less: Deferred financing costs	(14,060)
Total debt	$1,001,774